SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segment Information
	Year ended December 31, 2012
	Perimeter	Projects	Eliminations	Total

Revenues	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$624	$554	$-	$1,178

Operating income (loss), before financial expenses and taxes on income	$4,409	$1,634	$(486)	$5,557
Financial expenses, net				472
Taxes on income				991

Net income				$4,094

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519
Financial income, net					(59
Taxes on income					69

Net income (loss)					$(4,529

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	37,554	39,198	1329	(538)	77,543

Depreciation and amortization	1,006	641	320	-	1,967

Impairment of goodwill and other intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	6,770	(148)	(4,995)	(204)	1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					3,320

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$5,536	$3,763	$4,293	$13,592

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$7,890	$3,439	$1,125	$12,454

Schedule of Major Customer Data
	Year ended December 31,
	2012	2013	2014

Customer A	9%	15%	14.8%
Customer B	19.3%	14.2%	5.7%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.              Revenues:

	Year ended December 31,
	2012	2013	2014

Israel	$10,152	$11,517	$16,525
Europe	12,809	7,311	9,591
North America	10,732	13,614	21,165
South and Latin America	15,159	3,118	8,813
Africa	21,642	8,182	12,393
Others	7,203	7,775	9,056

	$77,697	$51,517	$77,543

2.              Long-lived assets:

	December 31,
	2013	2014

Israel	$8,077	$4,193
Europe	1,195	992
USA	12	3,463
Canada	3,295	2,970
Others	1,013	836

	$13,592	$12,454